Intangible Assets - Summary of Intangible Assets (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment losses	kr (55)	kr (529)	kr (17,230)
Capitalized development expenditure [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Opening balance	4,237
Intangible assets and goodwill, Closing balance	4,040	4,237
Capitalized development expenditure [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Opening balance	23,719	22,731
Acquisitions/capitalization	1,545	925
Balances regarding acquired/divested business	(2,099)
Sales/disposals	(4,551)	(1,468)
Reclassiﬁcation		1,505
Translation differences	67	26
Intangible assets and goodwill, Closing balance	18,681	23,719	22,731
Capitalized development expenditure [member] | Accumulated depreciation and amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Opening balance	(14,768)	(13,677)
Amortizations	(1,519)	(2,559)
Balances regarding acquired/divested business	843
Sales/disposals	4,551	1,468
Translation differences	(3)
Intangible assets and goodwill, Closing balance	(10,896)	(14,768)	(13,677)
Capitalized development expenditure [member] | Accumulated impairment losses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Opening balance	(4,714)	(4,460)
Balances regarding acquired/divested business	1,005
Impairment losses	(36)	(254)
Intangible assets and goodwill, Closing balance	(3,745)	(4,714)	(4,460)
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Opening balance	30,035
Intangible assets and goodwill, Closing balance	31,200	30,035
Goodwill [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Opening balance	43,294	40,799
Balances regarding acquired/divested business	(7,093)	911
Translation differences	1,646	1,584
Intangible assets and goodwill, Closing balance	37,847	43,294	40,799
Goodwill [member] | Accumulated impairment losses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Opening balance	(13,259)	(12,984)
Balances regarding acquired/divested business	7,292
Impairment losses		(275)
Translation differences	(680)
Intangible assets and goodwill, Closing balance	(6,647)	(13,259)	(12,984)
IPR, brands and other intangible assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Opening balance	3,474
Intangible assets and goodwill, Closing balance	2,491	3,474
IPR, brands and other intangible assets [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Opening balance	58,101	55,932
Acquisitions/capitalization	4	28
Balances regarding acquired/divested business	(6,049)	451
Sales/disposals	(112)	(41)
Translation differences	968	1,731
Intangible assets and goodwill, Closing balance	52,912	58,101	55,932
IPR, brands and other intangible assets [member] | Accumulated depreciation and amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Opening balance	(47,277)	(44,434)
Amortizations	(1,019)	(1,387)
Balances regarding acquired/divested business	5,922
Sales/disposals	112	41
Translation differences	(756)	(1,497)
Intangible assets and goodwill, Closing balance	(43,018)	(47,277)	(44,434)
IPR, brands and other intangible assets [member] | Accumulated impairment losses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Opening balance	(7,350)	(7,350)
Balances regarding acquired/divested business	55
Impairment losses	(19)
Translation differences	(89)
Intangible assets and goodwill, Closing balance	kr (7,403)	kr (7,350)	kr (7,350)